As filed with the Securities and Exchange  Commission on July 6, 2004
                                     Investment Company Act file number 811-3955

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR
                         CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                    New York Daily Tax Free Income Fund, Inc.
               (Exact name of registrant as specified in charter)

                                600 Fifth Avenue
                               New York, NY 10020
               (Address of principal executive offices) (Zip code)


                                 Rosanne Holtzer
                     c/o Reich & Tang Asset Management, LLC
                                600 Fifth Avenue
                            New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-830-5200

Date of fiscal year end: 04/30
                         -----

Date of reporting period: 04/30/2004
                          ----------

Item 1: Report to Stockholders

--------------------------------------------------------------------------------

NEW YORK
DAILY TAX FREE                              600 FIFTH AVENUE, NEW YORK, NY 10020
INCOME FUND, INC.                                                  (212)830-5200

================================================================================




Dear Shareholder:


We are pleased to present the annual report of New York Daily Tax Free Income Fund, Inc. for the year ended April 30, 2004.

The Fund had net assets of $438,582,840 and 3,236 active shareholders as of April 30, 2004.

Effective July 1, 2004, the Fund's portfolio holdings will be available periodically on our website at http://www.money-funds.com/portfolioholdings or toll free at (800) 433-1918. The posting of the schedule of portfolio holdings will be delayed at least 5 days after the date of the schedule. The Fund may terminate or modify this policy at any time without further notice to shareholders.

We thank you for your support and look forward to continuing to serve your cash management needs.


Sincerely,




\s\Steven W. Duff

Steven W. Duff
President








--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NEW YORK DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS
APRIL 30, 2004

================================================================================

                                                                                                                       Ratings (a)
                                                                                                                    ----------------
    Face                                                                          Maturity               Value              Standard
   Amount                                                                           Date       Yield    (Note 1)    Moody's & Poor's
   ------                                                                           ----       -----     ------     ------- --------
Put Bond (b) (1.14%)
------------------------------------------------------------------------------------------------------------------------------------
$ 4,980,000  New York, NY (Merlots) - Series A 37
             Insured by MBIA Insurance Corp.                                      08/11/04     1.10%  $  4,980,000  VMIG-1
-----------                                                                                           ------------
  4,980,000  Total Put Bond                                                                              4,980,000
-----------                                                                                           ------------
Revenue Bond (3.42%)
------------------------------------------------------------------------------------------------------------------------------------
$15,000,000  Commonwealth of Puerto Rico Public Improvement
             Refunding Bonds - Series 2001 TICs/TOCs Trust - Series 2001-1
             Insured by FSA                                                       05/26/04     0.95%  $ 15,000,000           A1+
-----------                                                                                           ------------
 15,000,000  Total Revenue Bond                                                                         15,000,000
-----------                                                                                           ------------
Tax Exempt Commercial Paper (3.74%)
------------------------------------------------------------------------------------------------------------------------------------
$ 9,000,000  New York City, NY MTA Transportation Facilities BAN - Series A
             LOC ABN AMRO Bank N.A.                                               05/05/04     0.95%  $  9,000,000    P1     A1+
  5,000,000  New York State Dormitory Authority (Columbia University) - Series C  05/12/04     0.96      5,000,000           A1+
  2,400,000  New York State Environmental Quality (Clean Water Act 1986)
             LOC Bayerische Landesbank & Landesbank Hessen                        07/14/04     1.00      2,400,000    P1     A1+
-----------                                                                                           ------------
 16,400,000  Total Tax Exempt Commercial Paper                                                          16,400,000
-----------                                                                                           ------------
Tax Exempt General Obligation Notes & Bonds (18.36%)
------------------------------------------------------------------------------------------------------------------------------------
$ 6,675,000  City of Beacon, NY Dutchess County BAN - Series 2003 (c)             12/24/04     1.20%  $  6,675,821
  8,000,000  City of Binghamton, NY School District RAN (c)                       01/21/05     1.15      8,001,684
  5,929,500  Corning, NY CSD BAN (c)                                              08/12/04     1.05      5,929,988
  1,767,122  East Greenbush, NY CSD BAN - Series 2004 (c)
             Insured by MBIA Insurance Corp.                                      12/01/04     1.00      1,782,482
  4,000,000  Honeoye Falls-Lima, NY CSD RAN (c)                                   06/17/04     1.05      4,000,176
  2,238,515  Hyde Park, NY CSD BAN (c)                                            06/25/04     1.00      2,241,011
  3,000,000  Jefferson County, NY BAN (c)                                         12/10/04     1.15      3,015,354
 14,100,157  Lewiston-Porter, NY CSD BAN (c)                                      06/17/04     1.00     14,101,047
  7,670,000  New York and New Jersey ABN AMRO Municipal TOPS
             Certificates Trust - Series 2002-33
             LOC Dexia CLF                                                        05/05/04     1.09      7,670,000  VMIG-1
  3,000,000  Newburgh, NY CSD BAN (c)                                             09/02/04     1.07      3,006,828
  2,093,413  Oswego, NY School District BAN - Series 2004 (c)                     08/12/04     1.07      2,093,876
  9,700,000  Penn Yan, NY CSD BAN (c)                                             06/22/04     0.93      9,700,942




--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                       Ratings (a)
                                                                                                                    ----------------
    Face                                                                          Maturity               Value              Standard
   Amount                                                                           Date       Yield    (Note 1)    Moody's & Poor's
   ------                                                                           ----       -----     ------     ------- --------
Tax Exempt General Obligation Notes & Bonds (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$ 7,500,000  Syosset, NY CSD BAN (c)                                              07/16/04     1.05%  $  7,500,736
  4,800,000  Tonawanda, NY BAN (c)                                                08/05/04     1.05      4,808,710
-----------                                                                                           ------------
 80,473,707  Total Tax Exempt General Obligation Notes & Bonds                                          80,528,655
-----------                                                                                           ------------
Variable Rate Demand Instruments (d) (72.02%)
------------------------------------------------------------------------------------------------------------------------------------
$ 5,000,000  Commonwealth of Puerto Rico
             Public Improvement Bonds TOCs - Series 2001
             Insured by FSA                                                       07/01/19     1.07%  $  5,000,000           A1+
  1,200,000  Dutchess County, NY IDA Civic Facilities RB
             (Trinity - Pawling School Corporation)
             LOC Allied Irish Bank                                                10/01/32     1.08      1,200,000  VMIG-1
  2,300,000  Erie County, NY IDA (Hauptman - Woodard Project) - Series 2004 (c)
             LOC Key Bank, N.A.                                                   03/01/24     1.17      2,300,000
  1,000,000  Islip, NY IDRB (Brentwood Distributor Co. Facility) - Series 1984 (c)
             LOC Fleet Bank                                                       05/01/09     1.12      1,000,000
    400,000  Jackson County, MS Port Facility RB - Series 1993
             (Chevron USA Inc. Project)                                           06/01/23     1.10        400,000    P1
  4,550,000  Jefferson County, NY IDA IDRB (Stature Electric Inc.) (c)
             LOC PNC Bank, N.A.                                                   10/01/13     1.09      4,550,000
  1,050,000  Long Island Power Authority, NY RB (Electric System)- Series 2,
             Subseries 2-B
             LOC Bayerische Landesbank, A.G.                                      05/01/33     1.09      1,050,000  VMIG-1   A1+
 22,450,000  Long Island Power Authority, NY RB
             (Electric System) - Series 7, Subseries 7-B
             Insured by MBIA Insurance Corp.                                      04/01/25     1.08     22,450,000  VMIG-1   A1+
  2,500,000  Monroe County, NY IDA - Series A
             LOC Wachovia Bank & Trust Company, N.A.                              06/01/29     1.10      2,500,000  VMIG-1
  1,115,000  New York City, NY Trust for Cultural Resources
             (Carnegie Hall) - Series 1990
             LOC Depfa Bank PLC                                                   12/01/15     1.06      1,115,000  VMIG-1   A1+
  2,000,000  New York City, NY GO - Series A-5
             LOC KBC Bank                                                         08/01/15     1.08      2,000,000  VMIG-1   A1+
  1,800,000  New York City, NY GO - Series E-4
             LOC State Street Bank & Trust Company                                08/01/21     1.08      1,800,000  VMIG-1   A1+


--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
NEW YORK DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
APRIL 30, 2004

================================================================================

                                                                                                                       Ratings (a)
                                                                                                                    ----------------
    Face                                                                          Maturity               Value              Standard
   Amount                                                                           Date       Yield    (Note 1)    Moody's & Poor's
   ------                                                                           ----       -----     ------     ------- --------
Variable Rate Demand Instruments (d) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$ 2,700,000  New York City, NY GO - Series E-5
             LOC Morgan Guaranty Trust Company                                    08/01/17     1.06%  $  2,700,000  VMIG-1   A1+
  2,350,000  New York City, NY GO - Series F-3
             LOC Morgan Guaranty Trust Company                                    02/15/13     1.07      2,350,000  VMIG-1   A1+
  3,900,000  New York City, NY GO - Series F-6
             LOC Morgan Guaranty Trust Company                                    02/15/18     1.07      3,900,000  VMIG-1   A1+
  4,500,000  New York City, NY GO - Series H-4
             Insured by AMBAC Indemnity Corp.                                     08/01/15     1.06      4,500,000  VMIG-1   A1
  4,000,000  New York City, NY GO - Series J, Subseries J-2
             LOC Westdeutsche Landesbank                                          02/15/16     1.07      4,000,000  VMIG-1   A1+
  3,400,000  New York City, NY GO Bonds - Series B-9
             LOC Chase Manhattan Bank, N.A.                                       08/15/23     1.07      3,400,000  VMIG-1   A1+
  2,200,000  New York City, NY GO Bonds - Series H-7
             LOC Morgan Guaranty Trust Company                                    03/01/34     1.09      2,200,000  VMIG-1   A1
 10,545,000  New York City, NY GO Fiscal 1993 - Series A-6
             LOC Landesbank Hessen                                                08/01/19     1.08     10,545,000  VMIG-1   A1+
  3,000,000  New York City, NY GO Trust Receipts SGB33 - Series 1 1996F
             Insured by FSA                                                       02/01/19     1.11      3,000,000           A1+
  1,600,000  New York City, NY HDC Residential RB
             (East 17th Street Properties) - Series A
             LOC Rabobank Nederland                                               01/01/23     1.08      1,600,000           A1
  2,800,000  New York City, NY HDC Residential RB
             (Montefiore Medical Center) - Series 1993A
             LOC Chase Manhattan Bank, N.A.                                       05/01/30     1.06      2,800,000           A1
  2,075,000  New York City, NY IDA Civic Facilities RB
             (Epiphany Community Nursery School Project) - Series 1997
             LOC Bank of New York                                                 05/01/11     1.24      2,075,000  VMIG-1
 24,100,000  New York City, NY IDA Civic Facilities RB (Center for Jewish History)
             LOC Allied Irish Bank                                                09/01/31     1.06     24,100,000  VMIG-1
  3,865,000  New York City, NY IDA Civic Facilities RB (Convent Sacred Heart School)
             LOC Allied Irish Bank                                                11/01/32     1.09      3,865,000  VMIG-1
  4,725,000  New York City, NY IDA Civic Facilities RB
             (American Society Technion Project)
             LOC Allied Irish Bank                                                10/01/33     1.07      4,725,000  VMIG-1



--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------



================================================================================

                                                                                                                       Ratings (a)
                                                                                                                    ----------------
    Face                                                                           Maturity              Value              Standard
   Amount                                                                            Date      Yield    (Note 1)    Moody's & Poor's
   ------                                                                            ----      -----     ------     ------- --------
Variable Rate Demand Instruments (d) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$17,900,000  New York City, NY IDA Special Facility RB
             (Korean Airlines Company Limited Project) - Series 1997B
             LOC Rabobank Nederland                                                11/01/24    1.11%  $ 17,900,000  VMIG-1   A1+
  5,000,000  New York City, NY Municipal Water Finance
             Authority RB Municipal Securities Trust Receipts
             Insured by MBIA Insurance Corp.                                       06/15/23    1.11      5,000,000           A1+
  2,000,000  New York City, NY Municipal Water Finance
             Authority RB (Water & Sewer System)                                   06/15/33    1.11      2,000,000           A1+
 12,155,000  New York State Development Corporation (Eagle)                        07/01/16    1.11     12,155,000           A1+
  1,000,000  New York State Dormitory Authority RB
             (Mental Health System) - Series 2003
             LOC Dexia CLF                                                         02/15/21    1.07      1,000,000           A1+
  6,900,000  New York State Dormitory Authority - Series PPT-5
             Insured by FHA/AMBAC Indemnity Corp.                                  10/11/30    1.19      6,900,000           A1+
    990,000  New York State Dormitory Authority (Merlots) - Series A30
             Insured by AMBAC Indemnity Corp.                                      02/15/18    1.11        990,000  VMIG-1
  1,000,000  New York State Dormitory Authority RB P-Floats PA 199
             Insured by MBIA Insurance Corp.                                       07/01/13    1.11      1,000,000           A1
  2,000,000  New York State Dormitory Authority RB (Cornell University) - Series A 07/01/29    1.06      2,000,000           A1+
  4,785,000  New York State Dormitory Authority RB (Public Library) - Series A
             Insured by MBIA Insurance Corp.                                       07/01/28    1.08      4,785,000  VMIG-1   A1
  3,100,000  New York State Dormitory Authority RB (Wagner College Project)
             LOC Morgan Guaranty Trust Company                                     07/01/28    1.06      3,100,000           A1+
 12,000,000  New York State HFA (Normandie Court II Project) - Series A
             Guaranteed by Federal Home Loan Mortgage Corporation                  11/01/29    1.08     12,000,000  VMIG-1
 12,000,000  New York State HFA RB (Saxony Housing) - Series 1997A                 05/15/30    1.08     12,000,000  VMIG-1
  4,000,000  New York State HFA RB (Union Square Housing)
             Guaranteed by Federal National Mortgage Association                   05/15/24    1.13      4,000,000  VMIG-1
  6,300,000  New York State HFA RB - Series A
             Guaranteed by Federal National Mortgage Association                   05/01/29    1.13      6,300,000  VMIG-1
  1,300,000  New York State HFA RB
             (Saville Housing) - Series A
             LOC Fleet Bank                                                        11/01/35    1.08      1,300,000  VMIG-1



--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
NEW YORK DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
APRIL 30, 2004

================================================================================

                                                                                                                       Ratings (a)
                                                                                                                    ----------------
    Face                                                                          Maturity               Value              Standard
   Amount                                                                           Date       Yield    (Note 1)    Moody's & Poor's
   ------                                                                           ----       -----     ------     ------- --------
Variable Rate Demand Instruments (d) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$ 3,300,000  New York State Local Government Assistance Corporation -
             Series A-7V
             Insured by FGIC                                                      04/01/20     1.06%  $  3,300,000  VMIG-1   A1+
 10,600,000  New York State Local Government Assistance Corporation -
             Series 1994B
             LOC Westdeutsche Landesbank/Bayerische Landesbank                    04/01/23     1.06     10,600,000  VMIG-1   A1+
  1,000,000  New York State Local Government Assistance Corporation - Series B
             LOC Bank of Nova Scotia                                              04/01/25     1.06      1,000,000  VMIG-1   A1+
 13,200,000  New York State Local Government Assistance Corporation - Series C
             LOC Landesbank Hessen                                                04/01/25     1.06     13,200,000  VMIG-1   A1+
  5,000,000  New York State Local Government Assistance Corporation -
             Series 1995D
             LOC Societe Generale                                                 04/01/25     1.04      5,000,000  VMIG-1   A1+
 12,000,000  New York State Local Government Assistance Corporation - Series E
             LOC Landesbank Hessen                                                04/01/25     1.06     12,000,000  VMIG-1   A1+
  8,900,000  New York State Local Government Assistance Corporation -
             Series 1995F
             LOC Societe Generale                                                 04/01/25     1.06      8,900,000  VMIG-1   A1+
  3,800,000  New York State Local Government Assistance Corporation - Series G
             LOC Bank of Nova Scotia                                              04/01/25     1.06      3,800,000  VMIG-1   A1
  1,200,000  New York State Medical Care Facilities Finance
             Agency RB P-Floats - 407                                             02/15/25     1.11      1,200,000           A1+
  4,600,000  New York State MHRB (Normandie Court I Project) - Series 1
             LOC Landesbank Hessen                                                05/15/15     1.06      4,600,000  VMIG-1   A1+
  4,575,000  New York State Thruway Authority
             (Highway & Bridge Trust Fund) ROCs RR II R4506
             Insured by AMBAC Indemnity Corp.                                     04/01/19     1.11      4,575,000           A1+
  4,400,000  New York Triborough Bridge & Tunnel Authority - Series C
             Insured by AMBAC Indemnity Corp.                                     01/01/33     1.07      4,400,000  VMIG-1   A1+
  7,000,000  New York, NY - Series F-2                                            02/15/12     1.05      7,000,000  VMIG-1   A1+
  5,000,000  New York, NY - Subseries H-6
             LOC Fleet Bank                                                       03/01/34     1.07      5,000,000  VMIG-1   A1
  4,000,000  Port Authority of New York and New Jersey
             ROB/INS Trust Receipts Class F - Series 10
             Insured by FSA                                                       01/15/17     1.09      4,000,000  VMIG-1   A1+


--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                       Ratings (a)
                                                                                                                    ----------------
    Face                                                                          Maturity               Value              Standard
   Amount                                                                           Date       Yield    (Note 1)    Moody's & Poor's
   ------                                                                           ----       -----     ------     ------- --------
Variable Rate Demand Instruments (d) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$ 2,000,000  Puerto Rico Commonwealth - PA 625
             Insured by AMBAC Indemnity Corp.                                     07/01/10     1.08%  $  2,000,000           A1+
  1,350,000  Puerto Rico HFC (Eagle) - Series 2000-C5102
             Insured by AMBAC Indemnity Corp.                                     10/01/11     1.19      1,350,000           A1+
  2,000,000  Puerto Rico Infrastructure Financing Authority
             (Eagle Trust) - Series 2001                                          10/01/34     1.11      2,000,000
  3,400,000  Puerto Rico PFC P-Floats PA 783                                      10/01/19     1.08      3,400,000           A1+
  5,000,000  Warren & Washington Counties, NY IDA IDRB
             (Griffith Micro Science Inc. Project) - Series 1994
             LOC Bank One                                                         12/01/14     1.13      5,000,000           A1+
-----------                                                                                           ------------
315,880,000  Total Variable Rate Demand Instruments                                                    315,880,000
-----------                                                                                           ------------
Variable Rate Demand Instrument - Private Placement (d) (0.68%)
------------------------------------------------------------------------------------------------------------------------------------
$ 3,000,000  Blaser Real Estate 1986
             LOC Union Bank of Switzerland                                        09/01/21     2.60%  $  3,000,000    P1     A1+
-----------                                                                                           ------------
  3,000,000  Total Variable Rate Demand Instrument - Private Placement                                   3,000,000
-----------                                                                                           ------------
             Total Investments (99.36%) (Cost $435,788,655+)                                           435,788,655
             Cash and other assets, net of liabilities (0.64%)                                           2,794,185
                                                                                                      ------------
             Net Assets (100.00%)                                                                     $438,582,840
                                                                                                      ============
             Net Asset Value, offering and redemption price per share:
             Class A,         296,872,078 shares outstanding (Note 3)                                 $       1.00
                                                                                                      ============
             Class B,          51,411,042 shares outstanding (Note 3)                                 $       1.00
                                                                                                      ============
             Victory Shares,   53,615,779 shares outstanding (Note 3)                                 $       1.00
                                                                                                      ============
             Advantage Shares, 36,685,630 shares outstanding (Note 3)                                 $       1.00
                                                                                                      ============

             +   Aggregate cost for federal income tax purposes is identical.














--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
NEW YORK DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
APRIL 30, 2004

================================================================================
FOOTNOTES:


(a) Unless the variable rate demand instruments are assigned their own ratings, the ratings are those of the holding company of the bank whose letter of credit guarantees the issue or the insurance company who insures the issue. All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Ratings are unaudited.

     In addition, certain issuers have either a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize the issue.

(b)  The maturity date indicated is the next put date.

(c) Securities that are not rated that the Adviser has determined to be of comparable quality to those rated securities in which the Fund invests.

(d) Securities payable on demand at par including accrued interest (usually with seven days' notice) and where indicated are unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.




KEY:

     BAN     =   Bond Anticipation Note                           LOC       =    Letter of Credit
     CSD     =   Central School District                          MHRB      =    Multi-Family Revenue Housing Bond
     FGIC    =   Financial Guaranty Insurance Company             MTA       =    Metropolitan Transit Authority
     FHA     =   Federal Housing Administration                   PFC       =    Public Finance Corporation
     FSA     =   Financial Security Assurance                     RAN       =    Revenue Anticipation Note
     GO      =   General Obligation                               RB        =    Revenue Bond
     HDC     =   Housing Development Corporation                  ROB/INS   =    Reverse Option Bond / Inverse Securities
     HFA     =   Housing Finance Authority                        ROCS      =    Reset Option Certificates
     HFC     =   Housing Finance Commission                       TICs      =    Trust Inverse Certificates
     IDA     =   Industrial Development Authority                 TOCs      =    Tender Option Certificates
     IDRB    =   Industrial Development Revenue Bond              TOPS      =    Tender Option Puts






--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
NEW YORK DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF OPERATIONS
YEAR ENDED APRIL 30, 2004

================================================================================

INVESTMENT INCOME

Income:

   Interest..................................................................  $        4,980,481
                                                                                -----------------

Expenses: (Note 2)

   Investment management fee.................................................           1,444,722

   Administration fee........................................................           1,011,305

   Distribution fee (Advantage Shares).......................................             253,134

   Shareholder servicing fee (Class A).......................................             608,858

   Shareholder servicing fee (Victory Shares)................................             145,926

   Shareholder servicing fee (Advantage Shares)..............................             140,630

   Custodian expenses........................................................              25,998

   Shareholder servicing and related shareholder expenses+...................             249,503

   Legal, compliance and filing fees.........................................             115,807

   Audit and accounting......................................................             116,889

   Directors' fees and expenses..............................................              20,250

   Other expenses............................................................              22,241
                                                                                -----------------

       Total expenses........................................................           4,155,263

       Less:  Expenses paid indirectly (Note 2)..............................  (            2,552)

              Fees Waived (Note 2)...........................................  (          225,442)
                                                                                -----------------

   Net expenses .............................................................           3,927,269
                                                                                -----------------

Net investment income........................................................           1,053,212


REALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) on investments......................................             -0-
                                                                                -----------------

Increase in net assets from operations.......................................  $        1,053,212
                                                                                =================


+ Includes class specific transfer agency expenses of $152,252, $23,982 and $36,490 for Class A, Class B and Victory Shares, respectively.




--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
NEW YORK DAILY TAX FREE INCOME FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED APRIL 30, 2004 AND 2003

================================================================================




                                                                           2004                   2003
                                                                     ----------------       ----------------

INCREASE (DECREASE) IN NET ASSETS

Operations:
    Net investment income.........................................   $      1,053,212       $       3,145,190
    Net realized gain (loss) on investments.......................           -0-                        3,741
                                                                     ----------------       -----------------
    Increase in net assets from operations........................          1,053,212               3,148,931
Dividends to shareholders from net investment income:
    Class A.......................................................   (        624,714)*     (       2,117,552)*
    Class B.......................................................   (        193,709)*     (         347,924)*
    Victory Shares................................................   (        153,411)*     (         594,818)*
    Advantage Shares..............................................   (         81,378)*     (          84,896)*
Distributions from realized gains on investments:
    Class A.......................................................           -0-            (           1,130)
    Class B.......................................................           -0-            (             159)
    Victory Shares................................................           -0-            (             266)
    Advantage Shares..............................................           -0-            (             172)
Capital share transactions (Note 3):
    Class A.......................................................   (     27,214,765)      (      19,810,540)
    Class B.......................................................          4,445,274       (       3,476,323)
    Victory Shares................................................   (     26,167,129)      (      10,180,643)
    Advantage Shares..............................................   (     20,564,068)             57,249,698
                                                                      ---------------       -----------------
        Total (decrease) increase.................................   (     69,500,688)             23,784,206
Net assets:
    Beginning of year.............................................        508,083,528             484,299,322
                                                                     ----------------       -----------------
    End of year...................................................   $    438,582,840       $     508,083,528
                                                                     ================       =================
    Undistributed net investment income...........................   $       -0-            $      -0-

*   Designated as exempt-interest dividends for federal income tax purposes.







--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

NEW YORK DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS

================================================================================
1. Summary of Accounting Policies

New York Daily Tax Free Income Fund, Inc. (the "Fund") is a no-load, non-diversified, open-end management investment company registered under the Investment Company Act of 1940. The Fund is a short-term, tax exempt money market fund. The Fund has four classes of stock authorized, Class A, Class B, Victory and Advantage New York Tax Exempt Liquidity Fund Shares ("Advantage Shares"). The Class A, Victory and Advantage Shares are subject to a service fee pursuant to the Distribution and Service Plan. The Advantage Shares are also subject to an additional distribution fee pursuant to a Shareholder Servicing Agreement. The Class B shares are not subject to a service fee. Additionally, the Fund may allocate among its classes certain expenses to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and certain administrative and legal expenses. Class specific expenses of the Fund are limited to shareholder servicing fees, distribution fees and transfer agent expenses. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets. In all other respects, all share classes represent the same interest in the income and assets of the Fund. The Victory Shares commenced on August 27, 1999. The Advantage Shares commenced on November 22, 2002 (formerly New York Tax Exempt Liquidity Fund Shares; redesignated Advantage New York Tax Exempt Liquidity Fund Shares on April 29, 2004).

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America for investment companies as follows:

     a) Valuation of Securities -
     Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount is accreted or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

     b) Federal Income Taxes -
     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax exempt and taxable (if any) income to its shareholders. Therefore, no provision for federal income tax is required.

     c) Dividends and Distributions -
     Dividends from investment income (excluding capital gains and losses, if any, and amortization of market discount) are declared daily and paid monthly. Distributions of net capital gains, if any, realized on sales of investments are made after the close of the Fund's fiscal year, as declared by the Fund's Board of Directors.

     d) Use of Estimates -
     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     e) General -
     Securities transactions are recorded on a trade date basis. Interest income, including accretion of discount and amortization of premium, is accrued as earned. Realized gains and losses from securities transactions are recorded on the identified cost basis.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NEW YORK DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

================================================================================
2. Investment Management Fees and Other Transactions with Affiliates

Under the Investment Management Contract, the Fund pays an investment management fee to Reich & Tang Asset Management LLC (the "Manager"), equal to .30% of the Fund's average daily net assets.

Pursuant to an Administrative Services Agreement, the Fund pays to the Manager an annual fee of .21% of the Fund's average daily net assets.

Pursuant to the Fund's Distribution Plans adopted under Securities and Exchange Commission Rule 12b-1, the Fund and Reich & Tang Distributors, Inc. (the "Distributor"), an affiliate of the Manager, have entered into a Distribution Agreement and a Shareholder Servicing Agreement, with respect to the Class A, Victory and Advantage Shares of the Fund. For its services under the Shareholder Servicing Agreement, the Distributor receives from the Fund a fee equal to .20% of the Fund's average daily net assets with respect to the Class A and Victory Shares and a service fee of .25% with respect to the Advantage Shares. In addition for its services under the Distribution Agreement, the Distributor receives .45% per annum in distribution fees of the Advantage Shares' average daily net assets. There were no additional expenses borne by the Fund pursuant to the Distribution Plan.

For the year ended April 30, 2004, the Distributor voluntarily waived the following fees:

Distribution fees - Advantage Shares                    $         79,787
Shareholder servicing fees - Class A                               4,001
Shareholder servicing fees - Victory Shares                        1,024
Shareholder servicing fees - Advantage Shares                    140,630

The Distributor has no right to recoup prior waivers.

Fees are paid to Directors who are unaffiliated with the Manager on the basis of $4,000 per annum plus $750 per meeting attended.

Included in the Statement of Operations under the caption "Shareholder servicing and related shareholder expenses" are fees of $212,591 paid to Reich & Tang Services, Inc., an affiliate of the Manager, as shareholder servicing agent for the Fund.

For the year ended April 30, 2004, the Fund had expense offsets of $2,552 from shareholder servicing and related shareholder expenses.

3. Capital Stock

At April 30, 2004, 20,000,000,000 shares of $.001 par value stock were authorized and capital paid in amounted to $438,582,840. Transactions in capital stock, all at $1.00 per share, were as follows:

                                                      Year                              Year
                                                      Ended                             Ended
                                                 April 30, 2004                    April 30, 2003
                                                 --------------                    --------------
Class A
-------
Sold......................................        1,016,942,018                       663,226,627
Issued on reinvestment of dividends.......              414,212                         1,189,376
Redeemed..................................       (1,044,570,995)                    ( 684,226,543)
                                                  -------------                       -----------
Net (decrease)............................       (   27,214,765)                    (  19,810,540)
                                                  =============                      ============



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================
3. Capital Stock (Continued)



                                                     Year                               Year
                                                     Ended                              Ended
                                                April 30, 2004                     April 30, 2003
                                                --------------                     --------------
Class B
-------
Sold......................................        209,343,267                        262,746,630
Issued on reinvestment of dividends.......            199,092                            350,336
Redeemed..................................       (205,097,085)                      (266,573,289)
                                                  -----------                        -----------
Net increase (decrease)...................          4,445,274                       (  3,476,323)
                                                  ===========                        ===========

Victory Shares
--------------
Sold......................................        144,236,690                        151,410,340
Issued on reinvestment of dividends.......            152,982                            595,064
Redeemed..................................       (170,556,801)                      (162,186,047)
                                                  -----------                        -----------
Net (decrease)............................       ( 26,167,129)                      ( 10,180,643)
                                                  ===========                        ===========


                                                     Year                         November 22, 2002
                                                     Ended                  (Commencement of Offering) to
                                                April 30, 2004                     April 30, 2003
                                                --------------                     --------------
Advantage Shares
----------------
Sold......................................        175,147,776                        169,576,276
Issued on reinvestment of dividends.......             87,245                             76,044
Redeemed..................................       (195,799,089)                      (112,402,622)
                                                  -----------                        -----------
Net (decrease) increase...................       ( 20,564,068)                        57,249,698
                                                  ===========                       ============

4. Liabilities

At April 30, 2004, the Fund had the following liabilities:

Fees payable to Affiliates*...............       $    219,049
Dividends payable.........................             38,900
Accrued other payables....................             24,387
                                                  -----------
   Total liabilities......................       $    282,336
                                                  ===========

* Includes fees payable to Reich & Tang Asset Management, LLC, Reich & Tang Distributors, Inc. and Reich & Tang Services, Inc.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NEW YORK DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

================================================================================
5. Tax Information

The tax character of all distributions paid during the years ended April 30, 2004 and 2003 were as follows:

                               2004                2003
                           -------------       -------------
Ordinary Income            $         -0-       $       1,727
Tax - Exempt Income            1,053,212           3,145,190

At April 30, 2004, the Fund had no distributable earnings.

6. Concentration of Credit Risk

The Fund invests primarily in obligations of political subdivisions of the State of New York and, accordingly, is subject to the credit risk associated with the non-performance of such issuers. Approximately 73% of these investments are further secured, as to principal and interest, by credit enhancements such as letters of credit, municipal bond insurance, and guarantees issued by financial institutions. The Fund maintains a policy of monitoring its exposure by reviewing the credit worthiness of the issuers, as well as, that of the financial institutions issuing the credit enhancements, and by limiting the amount of holdings with credit enhancements from one financial institution.

7. Financial Highlights

                                                                            Year Ended April 30,
Class A                                                    -------------------------------------------------------
-------                                                      2004        2003        2002        2001        2000
                                                           -------     -------     -------     -------     -------
Per Share Operating Performance:
(for a share outstanding throughout the year)
Net asset value, beginning of year.......................  $ 1.00      $ 1.00      $ 1.00      $ 1.00      $ 1.00
                                                           -------     -------     -------     -------     -------
Income from investment operations:
   Net investment income.................................    0.002       0.006       0.012       0.031       0.026
   Net realized and unrealized gain(loss) on investment..    --          0.000       --          --          --
                                                           -------     -------     -------     -------     -------
   Total from investment operations......................    0.002       0.006       0.012       0.031       0.026
Less distributions:
   Dividends from net investment income..................  ( 0.002)    ( 0.006)    ( 0.012)    ( 0.031)    ( 0.026)
   Net realized gain on investment.......................    --        ( 0.000)      --          --          --
                                                           -------      ------      ------     -------     -------
   Total distributions...................................  ( 0.002)    ( 0.006)    ( 0.012)    ( 0.031)    ( 0.026)
                                                           -------      ------      ------      ------      ------
Net asset value, end of year.............................  $ 1.00      $ 1.00      $ 1.00      $ 1.00      $ 1.00
                                                           =======     =======     =======     =======     =======
Total Return.............................................    0.21%       0.59%       1.23%       3.11%       2.62%
Ratios/Supplemental Data
Net assets, end of year (000)............................  $296,871    $324,086    $343,895    $406,791    $323,216
Ratios to average net assets:
   Expenses (a)..........................................    0.83%       0.82%       0.85%       0.87%       0.86%
   Net investment income.................................    0.21%       0.59%       1.27%       3.03%       2.59%
   Expenses paid indirectly..............................    0.00%       0.00%       0.00%       0.00%       0.00%
   Shareholder servicing fees waived.....................    0.00%       0.00%       0.00%       0.00%       0.00%

(a) Includes expenses paid indirectly


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================
7. Financial Highlights (Continued)

                                                                            Year Ended April 30,
Class B                                                    -------------------------------------------------------
-------                                                      2004        2003        2002        2001        2000
                                                           -------     -------     -------     -------     -------
Per Share Operating Performance:
(for a share outstanding throughout the year)
Net asset value, beginning of year.......................  $ 1.00      $ 1.00      $ 1.00      $ 1.00      $ 1.00
                                                           -------     -------     -------     -------     -------
Income from investment operations:
   Net investment income.................................    0.004       0.008       0.015       0.033       0.028
   Net realized and unrealized gain(loss) on investment..    --          0.000       --          --          --
                                                           -------     -------     -------     -------     -------
   Total from investment operations......................    0.004       0.008       0.015       0.033       0.028
Less distributions:
   Dividends from net investment income..................  ( 0.004)    ( 0.008)    ( 0.015)    ( 0.033)    ( 0.028)
   Net realized gain on investment.......................    --        ( 0.000)      --          --          --
                                                           -------      ------     -------     -------     -------
   Total distributions...................................  ( 0.004)    ( 0.008)    ( 0.015)    ( 0.033)    ( 0.028)
                                                            ------      ------      ------      ------      ------
Net asset value, end of year.............................  $ 1.00      $ 1.00      $ 1.00      $ 1.00      $ 1.00
                                                           =======     =======     =======     =======     =======
Total Return.............................................    0.41%       0.79%       1.46%       3.37%       2.84%
Ratios/Supplemental Data
Net assets, end of year (000)............................  $51,411     $46,966     $50,441     $45,149     $39,277
Ratios to average net assets:
   Expenses (b)..........................................    0.63%       0.61%       0.62%       0.62%       0.64%
   Net investment income.................................    0.40%       0.77%       1.44%       3.31%       2.87%
   Expenses paid indirectly..............................    0.00%       0.00%       0.00%       0.00%       0.00%


Victory Shares                                                         Year Ended April 30,                 August 27, 1999
--------------                                             ------------------------------------------- (Commencement of Offering)
                                                             2004        2003        2002        2001       April 30, 2000
                                                           -------     -------     -------     -------      --------------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period.....................  $ 1.00      $ 1.00      $ 1.00      $ 1.00           $ 1.00
                                                           -------     -------     -------     -------          -------
Income from investment operations:
   Net investment income.................................    0.002       0.006       0.012       0.031            0.018
   Net realized and unrealized gain(loss) on investment..    --          0.000       --          --               --
                                                           -------     -------     -------     -------          -------
   Total from investment operations......................    0.002       0.006       0.012       0.031            0.018
Less distributions:
   Dividends from net investment income..................  ( 0.002)    ( 0.006)    ( 0.012)    ( 0.031)         ( 0.018)
   Net realized gain on investment.......................    --        ( 0.000)      --          --               --
                                                           -------      ------     -------     -------          -------
   Total distributions...................................  ( 0.002)    ( 0.006)    ( 0.012)    ( 0.031)         ( 0.018)
                                                            ------      ------      ------      ------           ------
Net asset value, end of period...........................  $ 1.00      $ 1.00      $ 1.00      $ 1.00           $ 1.00
                                                           =======     =======     =======     =======          =======
Total Return.............................................    0.21%       0.59%       1.23%       3.11%            1.84%(a)
Ratios/Supplemental Data
Net assets, end of period (000)..........................  $53,616     $79,783     $89,963     $78,428          $65,745
Ratios to average net assets:
   Expenses (b)..........................................    0.83%       0.82%       0.85%       0.87%            0.86%(c)
   Net investment income.................................    0.21%       0.59%       1.27%       3.03%            2.59%(c)
   Expenses paid indirectly..............................    0.00%       0.00%       0.00%       0.00%            0.00%(c)
   Shareholder servicing fees waived.....................    0.00%       0.00%       0.00%       0.00%            0.00%(c)

(a) Not annualized
(b) Includes expenses paid indirectly
(c) Annualized

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NEW YORK DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

================================================================================
7. Financial Highlights (Continued)

                                                                 Year                   November 22, 2002
Advantage Shares                                                Ended            (Commencement of Offering) to
----------------                                           April 30, 2004               April 30, 2003
                                                           --------------               --------------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period.....................    $  1.00                      $   1.00
                                                             -----------                  -----------
Income from investment operations:
   Net investment income.................................       0.001                         0.001
   Net realized and unrealized gain(loss) on investment..       --                            0.000
                                                             -----------                  -----------
   Total from investment operations......................       0.001                         0.001
Less distributions:
   Dividends from net investment income..................    (  0.001  )                  (   0.001 )
   Net realized gain on investment.......................       --                        (   0.000 )
                                                             -----------                   ---------
   Total distributions...................................    (  0.001  )                  (   0.001 )
                                                             -----------                   ---------
Net asset value, end of period...........................    $  1.00                      $   1.00
                                                             ===========                  ==========
Total Return.............................................       0.15%                         0.15%(a)
Ratios/Supplemental Data
Net assets, end of period (000)..........................    $   36,685                   $    57,249
Ratios to average net assets:
   Expenses (b)..........................................       0.89%                         0.90%(c)
   Net investment income.................................       0.14%                         0.33%(c)
   Expenses paid indirectly..............................       0.00%                         0.00%(c)
   Distribution and shareholder servicing fees waived....       0.39%                         0.37%(c)

(a) Not annualized
(b) Includes expenses paid indirectly
(c) Annualized















--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NEW YORK DAILY TAX FREE INCOME FUND, INC.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

================================================================================



To the Board of Directors and Shareholders of New York Daily Tax Free Income Fund, Inc.





In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of New York Daily Tax Free Income Fund, Inc. (the "Fund") at April 30, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States), which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2004 by correspondence with the custodian, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
New York, New York
June 8, 2004












--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NEW YORK DAILY TAX FREE INCOME FUND, INC.
ADDITIONAL INFORMATION
(UNAUDITED)

================================================================================

                                                  Directors and Officers Information
                                                            April 30, 20041


---------------------- --------------- -------------- --------------------------- -------------------- -----------------

                        Position(s)       Term of      Principal Occupation(s)         Number of            Other
   Name, Address2,       Held with        Office             During Past          Portfolios in Fund    Directorships
       and Age              Fund       and Length of           5 Years                  Complex            held by
                                       Time Served3                                   Overseen by          Director
                                                                                  Director or Officer
---------------------- --------------- -------------- --------------------------- -------------------- -----------------
Disinterested Directors:
---------------------- --------------- -------------- --------------------------- -------------------- -----------------
Edward A. Kuczmarksi,     Director         1984       Certified Public            Director of one      Trustee of the
Age 54                                                Accountant and Partner of   portfolio            Empire Builder
                                                      Hays & Company LLP since                         Tax Free Bond
                                                      1980.                                            Fund
---------------------- --------------- -------------- --------------------------- -------------------- -----------------
Caroline E. Newell,       Director         1984       Director of the Park        Director of one      Trustee of the
Age 63                                                Avenue Church Day School    portfolio            Empire Builder
                                                      since 2001.  Director of                         Tax Free Bond
                                                      Le Chateau des Enfants                           Fund
                                                      and the American School
                                                      in Switzerland, both
                                                      since 1990.
---------------------- --------------- -------------- --------------------------- -------------------- -----------------
John P. Steines,          Director         1984       Professor of Law, New       Director of one      Trustee of the
Age 55                                                York University School of   portfolio            Empire Builder
                                                      Law since 1980.                                  Tax Free Bond
                                                                                                       Fund
---------------------- --------------- -------------- --------------------------- -------------------- -----------------

1 The Statement of Additional Information includes additional information about New York Daily Tax Free Income Fund, Inc. (the "Fund") directors/officers and is available, without charge, upon request by calling the Fund's transfer agent at (212) 830-5200.

2 The address for each of the above directors/officers of the Fund is Reich & Tang Asset Management, LLC, 600 Fifth Avenue, New York, NY 10020.

3    Each Director will hold office for an indefinite term until the earliest of
     (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Director and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Director resigns or retires, or a Director is removed by the Board of Directors or shareholders, in accordance with the Fund's Articles of Incorporation, as amended, and Amended and Restated By-Laws. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his/her successor is elected and qualifies.












--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================



                                                  Directors and Officers Information
                                                      April 30, 20041 (continued)


---------------------- --------------- -------------- --------------------------- -------------------- -----------------

                        Position(s)       Term of      Principal Occupation(s)         Number of            Other
   Name, Address2,       Held with        Office             During Past          Portfolios in Fund    Directorships
       and Age              Fund       and Length of           5 Years                  Complex            held by
                                       Time Served3                                   Overseen by          Director
                                                                                  Director or Officer
---------------------- --------------- -------------- --------------------------- -------------------- -----------------
Interested Directors/Officers:
---------------------- --------------- -------------- --------------------------- -------------------- -----------------
Steven W. Duff,        President and       1994       Manager and President of    Director/Trustee           N/A
Age 50                 Director4                      Reich & Tang Asset          and/or Officer of
                                                      Management, LLC ("RTAM,     sixteen portfolios
                                                      LLC"), a registered
                                                      Investment Advisor.
                                                      Associated with RTAM, LLC
                                                      since 1994.
---------------------- --------------- -------------- --------------------------- -------------------- -----------------
Molly Flewharty,       Vice President      1986       Senior Vice President of    Officer of sixteen         N/A
Age 53                                                RTAM, LLC.  Associated      portfolios
                                                      with RTAM, LLC since 1977.
---------------------- --------------- -------------- --------------------------- -------------------- -----------------
Dana E. Messina,       Vice President      1986       Executive Vice President    Officer of                 N/A
Age 47                                                of RTAM, LLC.  Associated   thirteen portfolios
                                                      with RTAM, LLC since 1980.
---------------------- --------------- -------------- --------------------------- -------------------- -----------------
Richard De Sanctis,    Treasurer and       1992       Executive Vice President    Officer of sixteen         N/A
Age 47                 Assistant                      and CFO of RTAM, LLC.       portfolios
                       Secretary                      Associated with RTAM, LLC
                                                      since 1990.
---------------------- --------------- -------------- --------------------------- -------------------- -----------------
Rosanne Holtzer,       Secretary and       1998       Senior Vice President of    Officer of sixteen         N/A
Age 39                 Assistant                      RTAM, LLC.  Associated      portfolios
                       Treasurer                      with RTAM, LLC since 1986.
---------------------- --------------- -------------- --------------------------- -------------------- -----------------


1 The Statement of Additional Information includes additional information about New York Daily Tax Free Income Fund, Inc. (the "Fund") directors/officers and is available, without charge, upon request by calling the Fund's transfer agent at (212) 830-5200.

2 The address for each of the above directors/officers of the Fund is Reich & Tang Asset Management, LLC, 600 Fifth Avenue, New York, NY 10020.

3    Each Director will hold office for an indefinite term until the earliest of
     (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Director and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Director resigns or retires, or a Director is removed by the Board of Directors or shareholders, in accordance with the Fund's Articles of Incorporation, as amended, and Amended and Restated By-Laws. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his/her successor is elected and qualifies.

4 Steven W. Duff is deemed an interested person of the Fund due to his affiliation with RTAM, LLC, the Fund's investment advisor.



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


-------------------------------------------------------
This report is submitted  for the general  information
of the  shareholders of the Fund. It is not authorized
for distribution to prospective  investors in the Fund
unless   preceded  or   accompanied  by  an  effective
prospectus,  which includes information  regarding the
Fund's  objectives  and  policies,  experience  of its
management,   marketability   of  shares,   and  other
information.
-------------------------------------------------------



New York Daily Tax Free Income Fund, Inc.
     600 Fifth Avenue
     New York, New York 10020

Manager
     Reich & Tang Asset Management, LLC
     600 Fifth Avenue
     New York, New York 10020

Custodian
     The Bank of New York
     100 Church Street, 10th Floor
     New York, New York 10286

Transfer Agent &
   Dividend Disbursing Agent
     Reich & Tang Services, Inc.
     600 Fifth Avenue
     New York, New York 10020

NY04/04A
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------



                                    NEW YORK
                                    DAILY
                                    TAX FREE
                                    INCOME
                                    FUND, INC.










                                                             Annual Report
                                                            April 30, 2004

--------------------------------------------------------------------------------
Item 2:    Code of Ethics

The registrant has adopted a Code of Ethics applicable to its Principal Executive and Senior Financial Officers.

Item 3:    Audit Committee Financial Expert

The registrant's Board of Directors has determined that there is an audit committee financial expert serving on its audit committee, Edward A. Kuczmarski, who is "independent," as defined in the instructions to this Item.

Item 4:    Principal Accountant Fees and Services


                                    FYE 04/30/2004              FYE 04/30/2003

4(a)     Audit Fees                 $23,000                     $20,500
                                     --------------             ----------------

4(b)     Audit Related Fees         $0                          $0
                                     --------------             ----------------

4(c)     Tax Fees                   $3,000                      $3,000
                                     --------------             ----------------

4(d)     All Other Fees             $0                          $0
                                     --------------             ----------------


4(e)(1) The audit committee has adopted pre-approval policies and procedures whereby the audit committee has pre-approved the provision of certain enumerated tax services to the registrant by the registrant's principal accountant.

4(e)(2) None.

4(f) Not applicable.

4(g) $3,000 and $20,000, respectively, were the amount of non-audit fees that were billed by the registrant's accountant for services rendered to (i) the registrant, and (ii) the registrant's investment adviser and any control person of the adviser that provides ongoing services to the registrant for the fiscal year ended April 30, 2004. $3,000 and $17,600, respectively, were the amount of non-audit fees that were billed by the registrant's accountant for services rendered to (i) the registrant, and (ii) the registrant's investment adviser and any control person of the adviser that provides ongoing services to the registrant for the fiscal year ended April 30, 2003.

4(h) The registrant's audit committee has considered whether its principal accountant's provision of non-audit services that were rendered to the registrant's investment adviser, and any control persons of the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5:    Audit Committee of Listed Registrants

Not applicable.

Item 6:    Schedule of Investments

Schedule of Investments in securities of unaffiliated issuers is included under

Item 1.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers


Not applicable.

Item 9:    Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors that were implemented after the registrant last provided disclosure in response to the requirements of
Item 7(d)(2)(ii)(G) of Schedule 14A, or this Item 9.

Item 10:   Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported on a timely basis.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal half-year that have materially affected, or are reasonably likely to affect, the registrant's internal controls over financial reporting.


Item 11:   Exhibits

(a)(1)   Code of Ethics.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2 of the Investment Company Act of 1940.


(a)(3)   Not applicable.

(b) Certifications of Principal Executive Officer and Principal Financial Officer, under Section 906 of the Sarbanes-Oxley Act of 2002 and 18 U.S.C. ss.1350.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) New York Daily Tax Free Income Fund, Inc.


By (Signature and Title)*/s/Rosanne Holtzer, Secretary
                         Rosanne Holtzer

Date July 6, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*/s/Steven W. Duff, President
                         Steven W. Duff

Date July 6, 2004


By (Signature and Title)*/s/Richard DeSanctis, Treasurer
                         Richard DeSanctis

Date July 6, 2004


* Print the name and title of each signing officer under his or her signature.